Pension Plans and Postretirement Benefits (Components of Benefits Expense)(Details) (Pension Benefits [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 139	$ 99
Expected return on plan assets	5.00%	6.50%	8.00%